Private Placement Warrants (Tables)	6 Months Ended
Jun. 30, 2023
Private Placement Warrants [Abstract]
Schedule of Change in Fair Value of Warrant Liability	The change in fair value of the warrant liability was as follows:
Warrant Liability

Estimated fair value at December 31, 2021	$24
Change in estimated fair value	(2)
Estimated fair value at June 30, 2022	$22

Estimated fair value at December 31, 2022	$86
Change in estimated fair value	(79)
Estimated fair value at June 30, 2023	$7

Schedule of Inputs and Significant Assumptions Including Volatility	Due to the limited history of trading of the Company’s common share, the Company determined expected volatility based on a peer group of publicly traded companies. The following reflects the inputs and assumptions used:
	For the Six Months Ended June 30,
	2023	2022
Category of Revenue:
Stock price	$0.49	$0.87
Exercise price	$11.50	$11.50
Risk-free interest rate	4.87%	2.96%
Expected term (in years)	1.63	2.63
Expected dividend yield	-	-
Expected volatility	97.1%	58.7%